UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:      CAK Capital Management, Inc.
           d/b/a/ Knott Capital Management

Address:   224 Valley Creek Blvd.
           Suite 100
           Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     June M. George
Title:    Chief Compliance Officer
Phone:    (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ June M. George                   Exton, PA                 January 19, 2007
-----------------------------      ----------------------      -----------------
    June M. George                   City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total:   $777,188 (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

FORM 13-F 12/31/06
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chemicals       COM              009158106    19083   271530 SH       SOLE                   271530
                                                               147     2090 SH       OTHER                    2090
Automatic Data Processing Inc. COM              053015103    28523   579155 SH       SOLE                   579155
                                                               239     4850 SH       OTHER                    4850
Bank of America                COM              060505104    32436   607536 SH       SOLE                   607536
                                                               611    11440 SH       OTHER                   11440
Bristol-Myers Squibb           COM              110122108     1983    75350 SH       OTHER                   75350
CVS Corp                       COM              126650100    34243  1107835 SH       SOLE                  1107835
                                                               334    10795 SH       OTHER                   10795
Cephalon Inc.                  COM              156708109    30687   435827 SH       SOLE                   435827
                                                               301     4280 SH       OTHER                    4280
Colgate-Palmolive              COM              194162103    35821   549071 SH       SOLE                   549071
                                                               287     4400 SH       OTHER                    4400
Diageo                         COM              25243Q205    39122   493282 SH       SOLE                   493282
                                                               632     7965 SH       OTHER                    7965
Hartford Financial Services    COM              416515104    31182   334175 SH       SOLE                   334175
                                                               232     2485 SH       OTHER                    2485
Kellogg Company                COM              487836108    33253   664258 SH       SOLE                   664258
                                                               307     6125 SH       OTHER                    6125
McDonalds Corporation          COM              580135101    37059   835975 SH       SOLE                   835975
                                                               371     8380 SH       OTHER                    8380
McGraw-Hill Companies          COM              580645109    19628   288564 SH       SOLE                   288564
                                                               154     2260 SH       OTHER                    2260
Medco Health Solutions         COM              58405U102    19343   361963 SH       SOLE                   361963
                                                               181     3390 SH       OTHER                    3390
Microsoft Corporation          COM              594918104    35432  1186602 SH       SOLE                  1186602
                                                               461    15455 SH       OTHER                   15455
Novartis                       COM              66987V109    32948   573615 SH       SOLE                   573615
                                                               311     5415 SH       OTHER                    5415
Oneok Partners, L.P.           COM              68268N103      222     3500 SH       OTHER                    3500
Oracle Corporation             COM              68389X105    24739  1443355 SH       SOLE                  1443355
                                                               231    13485 SH       OTHER                   13485
PepsiCo Inc.                   COM              713448108    38250   611517 SH       SOLE                   611517
                                                               369     5905 SH       OTHER                    5905
Pharmaceutical Produc          COM              717124101    14951   464043 SH       SOLE                   464043
                                                               225     6975 SH       OTHER                    6975
Praxair Inc.                   COM              74005P104    32634   550048 SH       SOLE                   550048
                                                               246     4145 SH       OTHER                    4145
Principal Financial Group      COM              74251V102    24284   413695 SH       SOLE                   413695
                                                               188     3195 SH       OTHER                    3195
Rockwell Automation            COM              773903109    18820   308126 SH       SOLE                   308126
                                                               317     5190 SH       OTHER                    5190
S&P Depositary Receipts SP 500 COM              78462F103     1379     9735 SH       SOLE                     9735
Sanofi-Aventis ADS             COM              80105N105    40889   885622 SH       SOLE                   885622
                                                               548    11865 SH       OTHER                   11865
Staples Inc.                   COM              855030102    31402  1176096 SH       SOLE                  1176096
                                                               326    12225 SH       OTHER                   12225
Textron Inc.                   COM              883203101    38336   408830 SH       SOLE                   408830
                                                               823     8775 SH       OTHER                    8775
UnitedHealth Group             COM              91324P102    37492   697794 SH       SOLE                   697794
                                                               446     8300 SH       OTHER                    8300
Walgreen Company               COM              931422109     2616    57000 SH       OTHER                   57000
Western Union                  COM              959802109    28312  1262794 SH       SOLE                  1262794
                                                               291    12975 SH       OTHER                   12975
Wyeth                          COM              983024100     3539    69500 SH       OTHER                   69500